Significant Accounting Policies (Details 4)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Banco Alvorada S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Alvorada S.A.	Banco Alvorada S.A.
Activity		Banking	Banking
Country		Brazil	Brazil
Shareholding interest (%)		99.99%	99.99%
Banco Bradesco Financiamentos S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Financiamentos S.A.	Banco Bradesco Financiamentos S.A.
Activity		Banking	Banking
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Banco Boavista Interatlântico S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[1]	Banco Boavista Interatlântico S.A.	Banco Boavista Interatlântico S.A.
Activity	[1]	Banking	Banking
Country	[1]	Brazil	Brazil
Shareholding interest (%)	[1]	0.00%	100.00%
Banco Bradesco Argentina S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Argentina S.A.	Banco Bradesco Argentina S.A.
Activity		Banking	Banking
Country		Argentina	Argentina
Shareholding interest (%)		99.99%	99.99%
Banco Bradesco Europa S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Europa S.A.	Banco Bradesco Europa S.A.
Activity		Banking	Banking
Country		Luxembourg	Luxembourg
Shareholding interest (%)		100.00%	100.00%
Banco Bradesco BERJ S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco BERJ S.A.	Banco Bradesco BERJ S.A.
Activity		Banking	Banking
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Banco Bradescard S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradescard S.A.	Banco Bradescard S.A.
Activity		Cards	Cards
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Banco Bradesco BBI S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[1]	Banco Bradesco BBI S.A.	Banco Bradesco BBI S.A.
Activity	[1]	Investment Bank	Investment Bank
Country	[1]	Brazil	Brazil
Shareholding interest (%)	[1]	99.85%	99.81%
Banco Bradesco Cartões S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Cartões S.A.	Banco Bradesco Cartões S.A.
Activity		Cards	Cards
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco Administradora de Consórcios Ltda.	Bradesco Administradora de Consórcios Ltda.
Activity	[2]	Consortium Management	Consortium Management
Country	[2]	Brazil	Brazil
Shareholding interest (%)	[2]	100.00%	100.00%
Bradseg Participações S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradseg Participações S.A.	Bradseg Participações S.A.
Activity		Holding	Holding
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Auto/RE Cia. de Seguros
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Auto/RE Cia. de Seguros	Bradesco Auto/RE Cia. de Seguros
Activity		Insurance	Insurance
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Capitalização S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Capitalização S.A.	Bradesco Capitalização S.A.
Activity		Capitalization bonds	Capitalization bonds
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Odontoprev S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Odontoprev S.A.	Odontoprev S.A.
Activity		Dental care	Dental care
Country		Brazil	Brazil
Shareholding interest (%)		50.01%	50.01%
Bradesco Leasing S.A. Arrendamento Mercantil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Leasing S.A. Arrendamento Mercantil	Bradesco Leasing S.A. Arrendamento Mercantil
Activity		Leasing	Leasing
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Ágora Corretora de Títulos e Valores Mobiliários S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Ágora Corretora de Títulos e Valores Mobiliários S.A.	Ágora Corretora de Títulos e Valores Mobiliários S.A.
Activity		Brokerage	Brokerage
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Activity		Brokerage	Brokerage
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Saúde S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Saúde S.A.	Bradesco Saúde S.A.
Activity		Insurance / Health	Insurance / Health
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Seguros S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Seguros S.A.	Bradesco Seguros S.A.
Activity		Insurance	Insurance
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Vida e Previdência S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Vida e Previdência S.A.	Bradesco Vida e Previdência S.A.
Activity		Pension plan/Insurer	Pension plan/Insurer
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesplan Participações Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesplan Participações Ltda.	Bradesplan Participações Ltda.
Activity		Holding	Holding
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM
Main subsidiaries included in the consolidated financial statements
Subsidiarie		BRAM - Bradesco Asset Management S.A. DTVM	BRAM - Bradesco Asset Management S.A. DTVM
Activity		Asset Management	Asset Management
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Tempo Serviços Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Tempo Serviços Ltda.	Tempo Serviços Ltda.
Activity		Services	Services
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
União Participações Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		União Participações Ltda.	União Participações Ltda.
Activity		Holding	Holding
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Banco Losango S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Losango S.A.	Banco Losango S.A.
Activity		Banking	Banking
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Kirton Administradora de Consórcios Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Kirton Administradora de Consórcios Ltda.	Kirton Administradora de Consórcios Ltda.
Activity	[2]	Consortium management	Consortium management
Country	[2]	Brazil	Brazil
Shareholding interest (%)	[2]	0.00%	100.00%
kirton Bank Brasil S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		kirton Bank Brasil S.A.	kirton Bank Brasil S.A.
Activity		Banking	Banking
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A.	Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A.
Activity		Brokerage	Brokerage
Country		Brazil	Brazil
Shareholding interest (%)		99.97%	99.97%
Kirton Capitalização S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Kirton Capitalização S.A.	Kirton Capitalização S.A.
Activity	[3]	Capitalization bonds	Capitalization bonds
Country	[3]	Brazil	Brazil
Shareholding interest (%)	[3]	100.00%	99.97%
Kirton Seguros S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4],[5]	Kirton Seguros S.A.	Kirton Seguros S.A.
Activity	[4],[5]	Insurance	Insurance
Country	[4],[5]	Brazil	Brazil
Shareholding interest (%)	[4],[5]	98.54%	98.08%
Kirton Vida e Previdência S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Kirton Vida e Previdência S.A.	Kirton Vida e Previdência S.A.
Activity		Pension plan/Insurer	Pension plan/Insurer
Country		Brazil	Brazil
Shareholding interest (%)		100.00%	100.00%
Kirton Participações e Investimentos Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Kirton Participações e Investimentos Ltda.	Kirton Participações e Investimentos Ltda.
Activity	[4]	Holding	Holding
Country	[4]	Brazil	Brazil
Shareholding interest (%)	[4]	0.00%	100.00%

[1]	In November, 2017, Banco Boavista Interatlântico S.A. was merged into Banco Bradesco BBI S.A. with an increase in subscription for shares;
[2]	In May 2017, Kirton Administradora de Consórcios Ltda. was merged into Bradesco Administradora de Consórcios Ltda.;
[3]	Increase in interest, by means of acquisition of shares held by minority shareholders;
[4]	Company merged into Kirton Seguros S.A., in July 2017.
[5]	Increase in interest by means of subscription of shares in July 2017; and